Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Registrant Name	Aegean Marine Petroleum Network Inc.
Entity Central Index Key	0001344376
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	47,272,020
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY